Cash and cash equivalents	12 Months Ended
Dec. 31, 2020
Cash And Cash Equivalents [Abstract]
Cash and cash equivalents
5.	Cash and cash equivalents

As of December 31, 2018, 2019 and 2020, the balances are comprised of the following:

	December 31, 2018		December 31, 2019		December 31, 2020
Cash	Ps.	1,912,047	Ps.	3,593,756	Ps.	6,068,555
Investments of cash surpluses		3,894,166		3,897,894		7,840,689
Cash equivalents designated for expenditure, held in trust		345,244		8,543		535,305
Total	Ps.	6,151,457	Ps.	7,500,193	Ps.	14,444,549

On December 29, 2017 the Company signed an agreement with Casa de Bolsa Banorte S.A. de C.V., Grupo Financiero Banorte (Banorte) in the Guadalajara airport, Puerto Vallarta airport and San José del Cabo airport. During 2018 and 2019 the investments were made and paid for the trusts entirety, as of December 31, 2020 there is no balance for this extension

On December 28, 2018 the Company signed an agreement with Banorte for the expansion of the trusts with the Guadalajara airport including the contributed funds and interest earned for a total amount of Ps.115,000. The resources must be invested in government securities denominated in local currency or bonds guaranteed by the Mexican Government, as instructed by the Company, and should be immediately available. The length of the trust is for the period in which the contracts with the airports are in force. The Company paid investments during 2019 for the trusts entirety, as of December 31, 2020 there is no balance for this extension.

On December 10, 2020 the Company established twelve trusts for investment and administration with Scotiabank Inverlat S.A., Institución de Banca Múltiple, Grupo Financiero Scotiabank Inverlat, División Fiduciaria, which acts as a trustee, while the airports of the Company are trustors and beneficiaries. The trusts are controlled by a Technical Committee consisting solely of executives of the Company, these trusts are revocable and can only be allocated for the to pay the execution of MDP on the Mexican Airports, the total amount of the trusts is amounted of Ps. 535,305.